Debt (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 11, 2019 USD ($)
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 0
Long-term Debt, Maturities, Repayments of Principal in Year Two	550,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	0
Long-term Debt, Maturities, Repayments of Principal in Year Four	0
Long-term Debt, Maturities, Repayments of Principal in Year Five	0
Long-term Debt, Maturities, Repayments of Principal after Year Five	4,200,000,000
Debt Instrument, Face Amount	4,750,000,000	$ 4,300,000,000
Payment for Debt Extinguishment or Debt Prepayment Cost	8,270,000	0	$ 0
Proceeds from Issuance of Senior Long-term Debt	996,405,000	0	$ 496,705,000
Long-term Debt	$ 4,706,075,000	$ 4,270,869,000
Long-term Debt, Weighted Average Interest Rate, over Time	4.60%	4.80%	4.80%
Cash Payments for Interest	$ 217,100,000	$ 227,800,000	$ 206,200,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,000,000,000.0
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.125%
Letters of Credit Outstanding, Amount	$ 3,500,000	$ 6,800,000
Debt Instrument, Consolidated Debt to EBITDA Ratio	5.0
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.10%
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.625%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.275%
Commercial Paper [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,000,000,000.0
Long-term Debt, Weighted Average Interest Rate, over Time	2.60%	2.30%
Commercial Paper [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Term	397 days
3.95% Notes due 2050 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 500,000,000.0	$ 0
Debt Instrument, Interest Rate, Stated Percentage	3.95%
Debt Instrument, Notes At Price	99.91%
Proceeds from Issuance of Senior Long-term Debt	$ 494,400,000
4.20% Notes Due 2047 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 500,000,000	500,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.20%
4.85% Notes Due 2049 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 500,000,000.0	0
Debt Instrument, Interest Rate, Stated Percentage	4.85%
Payment for Debt Extinguishment or Debt Prepayment Cost	$ 8,300,000
Debt Instrument, Notes At Price	99.371%
Proceeds from Issuance of Senior Long-term Debt	$ 491,500,000
6.55% Notes Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 0	550,000,000		$ 550,000,000.0
Debt Instrument, Interest Rate, Stated Percentage	6.55%			6.55%
Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 0	$ 0